10-K Other Comprehensive Income (Loss) (Components of Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment, gross	$ 1,682	$ 34,429	$ (157,336)	$ 8,183	$ 50,653
Foreign currency translation adjustment, net	$ 1,682	$ 34,429	$ (157,336)	$ 8,183	$ 50,653